Assets Contributed (Details Textual) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	Jan. 16, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Dec. 23, 2013
Assets Contributed (Textual)
Assets contributed			$ 2,492,306	$ 2,492,306
Liabilities assumed			2,317,469	2,317,469
Net assets contributed	174,837	174,837		174,837
Grove Realty Partners, LLC and Walker Partners, LLC [Member]
Assets Contributed (Textual)
Percentaga of equity interest					100.00%
Total consideration		$ 3,000		$ 3,000